                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------------
Check here if Amendment [ ]; Amendment Number:
                                              ----
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:      Spears Grisanti & Brown LLC
           ----------------------------------------------
Address:   45 Rockefeller Plaza
           ----------------------------------------------
           17th Floor
           ----------------------------------------------
           New York, New York 10111
           ----------------------------------------------

Form 13F File Number: 28-05455
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher C. Grisanti
        -------------------------------------------------
Title:  Principal
        -------------------------------------------------
Phone:  (212) 218-5300
        -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti         New York, New York              Feb. 7, 2002
-------------------------------     -------------------------       ------------
[Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         -------------

Form 13F Information Table Entry Total:  27
                                         --------------

Form 13F Information Table Value Total: $913,663
                                         --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.     Form 13F File Number             Name

        None    28-
        ----    --------------                   -------------------------------
        [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                     For the quarter ended December 31, 2001

         COLUMN 1            COLUMN 2  COLUMN 3      COLUMN 4     COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8
         --------            --------  --------      --------     --------            --------    --------          --------
                             TITLE OF                 VALUE                   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
      NAME OF ISSUER           CLASS    CUSIP        (X$1000)      SHRS      CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
      --------------         -------    -----       --------       ----      ----   ----------   --------     ----    ------  ----
A D C TELECOMMUNICATN COM     COMMON   000886101      10,522     2,287,285              Sole               2,287,285
ABBOTT LABORATORIES           COMMON   002824100       1,588        28,485              Sole                  28,485
ACE LTD                       COMMON   G0070K103      44,657     1,112,258              Sole               1,112,258
AGERE SYS INC CL A            COMMON   00845V100         239        42,000              Sole                  42,000
ALCIDE CORP                   COMMON   013742507         505        21,045              Sole                  21,045
ALCOA INC                     COMMON   013817101      14,366       404,100              Sole                 404,100
AMEREN CORP                   COMMON   023608102         233         5,500              Sole                   5,500
AMERICAN ELECTRIC POWER CO
INC                           COMMON   025537101         367         8,434              Sole                   8,434
AMERICAN HOME PRODS CORP      COMMON   026609107      27,162       442,673              Sole                 442,673
AMERICAN INTL GROUP INC       COMMON   026874107      13,551       170,670              Sole                 170,670
AMGEN INC                     COMMON   031162100       6,203       109,900              Sole                 109,900
AMSOUTH BANCORPORATION        COMMON   032165102       1,666        88,157              Sole                  88,157
ANGLOGOLD LIMITED-SPON ADR    COMMON   035128206      24,061     1,332,300              Sole               1,332,300
ANHEUSER-BUSCH CO. INC        COMMON   035229103         326         7,200              Sole                   7,200
ANTHEM INC COM                COMMON   03674b104      12,123       244,900              Sole                 244,900
AOL TIME WARNER INC           COMMON   00184A105         968        30,157              Sole                  30,157
AON CORP                      COMMON   037389103      34,060       958,900              Sole                 958,900
AQUASEARCH INC.               COMMON   03838N101           1        10,000              Sole                  10,000
ARCHSTONE-SMITH TRUST         COMMON   039583109       1,641        62,395              Sole                  62,395
ASK JEEVES INC                COMMON   045174109          19         5,500              Sole                   5,500
AT&T CORP.                    COMMON   001957109      23,536     1,297,451              Sole               1,297,451
AT&T WIRELESS SERVICES INC    COMMON   00209A106      36,733     2,556,232              Sole               2,556,232
AUTOMATIC DATA PROCESSING
CO                            COMMON   053015103         381         6,464              Sole                   6,464
AVATAR HOLDINGS INC           COMMON   053494100       5,217       221,414              Sole                 221,414
AVNET INC                     COMMON   053807103         517        20,280              Sole                  20,280
BANK OF AMERICA CORP          COMMON   060505104         583         9,264              Sole                   9,264
BANK OF NEW YORK INC          COMMON   064057102       4,469       109,546              Sole                 109,546
BARRICK GOLD CORP             COMMON   067901108         845        53,000              Sole                  53,000
BELO CORP                     COMMON   080555105      17,803       949,504              Sole                 949,504
BERKSHIRE HATHAWAY CLASS A    COMMON   084670108       8,316           110              Sole                     110
BERKSHIRE HATHAWAY CLASS B    COMMON   084670207       1,384           548              Sole                     548
BIOGEN INC                    COMMON   090597105         640        11,160              Sole                  11,160
BOEING CO.                    COMMON   097023105         613        15,800              Sole                  15,800
BP AMOCO PLC SPONS ADR        COMMON   055622104       1,795        38,592              Sole                  38,592
BRISTOL MYERS SQUIBB CO       COMMON   110122108         245         4,811              Sole                   4,811
CHEVRONTEXACO CORP COM        COMMON   166764100      23,188       258,764              Sole                 258,764
CHUBB CORP                    COMMON   171232101       8,584       124,400              Sole                 124,400
CISCO SYSTEMS INC             COMMON   17275R102         122         6,752              Sole                   6,752
CITIGROUP INC                 COMMON   172967101      12,556       248,742              Sole                 248,742
COCA COLA CO                  COMMON   191216100         258         5,462              Sole                   5,462
CONAGRA INC.                  COMMON   205887102      11,164       469,686              Sole                 469,686
CONOCO INC COM                COMMON   208251504       3,369       119,058              Sole                 119,058
CORNING INC                   COMMON   219350105         476        53,401              Sole                  53,401
COUSINS PROPERTIES            COMMON   222795106       1,883        77,287              Sole                  77,287
COX COMMUNICATIONS  INC NEW   COMMON   224044107         349         8,328              Sole                   8,328
CURIS                         COMMON   231269101          58        10,287              Sole                  10,287
DELPHI AUTOMOTIVE SYSTEMS
CORP                          COMMON   247126105       8,179       598,765              Sole                 598,765
DELPHI FINANCIAL GROUP-CL A   COMMON   247131105       5,281       158,600              Sole                 158,600
DOMINION RESOURCES INC VA     COMMON   25746U109         339         5,640              Sole                   5,640
DREYFUS NEW YORK TAX
EXEMPT BO                     MUTUAL   261900104         218        14,730              Sole                  14,730
DTE ENERGY CO                 COMMON   233331107         210         5,000              Sole                   5,000
DU PONT E I DE NEMOURS & CO   COMMON   263534109         669        15,745              Sole                  15,745
EGL INC COM                   COMMON   268484102       2,229       159,800              Sole                 159,800
ENCOMPASS SERVICES CORP       COMMON   29255U104       1,471       507,100              Sole                 507,100
EQUITY OFFICE PROPERTIES      COMMON   294741103         615        20,453              Sole                  20,453
EQUITY RESIDENTIAL PPTYS TR   COMMON   29476L107       6,971       242,800              Sole                 242,800
EVEREST REINSURANCE GROUP
LTD                           COMMON   G3223R108       1,060        15,000              Sole                  15,000
EXXON MOBIL CORPORATION       COMMON   30231G102       1,344        34,204              Sole                  34,204
FAUQUIER BANKSHARES COM       COMMON   312059108         217         9,000              Sole                   9,000
FEDERAL HOME LOAN             COMMON   313400301         438         6,700              Sole                   6,700
FEDERAL NATL MORTGAGE ASSN    COMMON   313586109       2,955        37,171              Sole                  37,171
GANNETT CO                    COMMON   364730101      12,646       188,104              Sole                 188,104
GEN MOTORS CL H-HUGHES
ELECTRI                       COMMON   370442832      32,356     2,094,215              Sole               2,094,215
GENERAL ELECTRIC CO           COMMON   369604103       1,124        28,045              Sole                  28,045
GENZYME CORP                  COMMON   372917104         243         4,060              Sole                   4,060
GLAXOSMITHKLINE PLC-ADR       COMMON   37733W105       8,759       175,810              Sole                 175,810
GOLD FIELDS LTD NEW
SPONSORED                     COMMON   38059T106         484       100,000              Sole                 100,000
HALLIBURTON CO                COMMON   406216101         524        40,000              Sole                  40,000

HEWLETT PACKARD CO            COMMON   428236103         418        20,334              Sole                  20,334
HONEYWELL INTERNATIONAL
INC.                          COMMON   438516106      25,326       748,850              Sole                 748,850
HOUSEHOLD INTL                COMMON   441815107         763        13,163              Sole                  13,163
INTEL CORP                    COMMON   458140100       4,993       158,766              Sole                 158,766
INTERPUBLIC GROUP COS INC     COMMON   460690100         308        10,440              Sole                  10,440
INTERSTATE BAKERIES           COMMON   46072H108       2,176        90,000              Sole                  90,000
INTL BUSINESS MACHINES CORP   COMMON   459200101       1,191         9,844              Sole                   9,844
JOHNSON & JOHNSON             COMMON   478160104       2,657        44,952              Sole                  44,952
JP MORGAN CHASE & CO.         COMMON   46625H100      28,720       790,109              Sole                 790,109
KEYCORP NEW                   COMMON   493267108      14,157       581,622              Sole                 581,622
LIBERTY MEDIA CORP NEW COM
SER                           COMMON   530718105      36,000     2,571,464              Sole               2,571,464
LUCENT TECHNOLOGIES           COMMON   549463107      35,740     5,672,965              Sole               5,672,965
LYONDELL PETROCHEMICAL        COMMON   552078107      13,218       922,400              Sole                 922,400
MARATHON OIL CORP.            COMMON   902905827      24,837       827,900              Sole                 827,900
MARKEL CORP                   COMMON   570535104         414         2,303              Sole                   2,303
MERCK & CO INC                COMMON   589331107       2,598        44,187              Sole                  44,187
MICROSOFT CORP                COMMON   594918104      23,423       353,561              Sole                 353,561
MUNIHOLDINGS NY INSURED
FUND                          MUTUAL   625931100         276        20,000              Sole                  20,000
NAVISTAR INTL                 COMMON   63934E108      25,017       633,354              Sole                 633,354
NESTLE SA SPONSORED ADR
REPSTG                        COMMON   641069406         426         8,000              Sole                   8,000
NEWMONT MINING CORP COM       COMMON   651639106         764        40,000              Sole                  40,000
PACTIV CORP.                  COMMON   695257105       4,207       237,000              Sole                 237,000
PEPSICO INC                   COMMON   713448108         316         6,500              Sole                   6,500
PFIZER INC                    COMMON   717081103         743        18,653              Sole                  18,653
PHARMACIA CORPORATION         COMMON   71713U102         292         6,850              Sole                   6,850
PHILIP MORRIS COS INC         COMMON   718154107       7,283       158,852              Sole                 158,852
PITNEY-BOWES INC              COMMON   724479100          63         1,681              Sole                   1,681
POGO PRODUCING CO COM         COMMON   730448107      20,593       783,900              Sole                 783,900
PULTE HOMES INC COM           COMMON   745867101       2,052        45,947              Sole                  45,947
RELIANT ENERGY INCORP         COMMON   75952J108          53         2,000              Sole                   2,000
RENAISSANCERE HOLDINGS LTD    COMMON   G7496G103       7,509        78,712              Sole                  78,712
RITE AID CORP COM             COMMON   767754104          97        19,260              Sole                  19,260
SARA LEE CORP                 COMMON   803111103         285        12,800              Sole                  12,800
SBC COMMUNICATIONS  INC       COMMON   78387G103         735        18,777              Sole                  18,777
SCHERING PLOUGH CORP          COMMON   806605101      17,713       494,637              Sole                 494,637
SCIENTIFIC GAMES CORP CL A    COMMON   80874P109         350        40,000              Sole                  40,000
SOUTHERN UNION COMPANY        COMMON   844030106       9,339       495,167              Sole                 495,167
SPRINT PCS                    COMMON   852061506      30,293     1,241,000              Sole               1,241,000
STRYKER CORP                  COMMON   863667101         653        11,180              Sole                  11,180
SUMMIT PROPERTIES INC         COMMON   866239106         298        11,900              Sole                  11,900
SUNTRUST BANKS INC            COMMON   867914103         809        12,900              Sole                  12,900
SUNTRUST GEORGIA TAX-FREE
FD U                          MUTUAL   864888XX5         390        56,263              Sole                  56,263
SUNTRUST NATL TAX-FREE FD
UNIT                          MUTUAL   864888YY2         113        12,204              Sole                  12,204
TEEKAY SHIPPING CORPORATION   COMMON   Y8564W103      23,491       674,050              Sole                 674,050
TYCO INTERNATIONAL LTD        COMMON   902124106         244         4,144              Sole                   4,144
UNITEDHEALTH GROUP INC        COMMON   91324P102      21,360       301,820              Sole                 301,820
UNITEDHEALTH GROUP
INC-Restric                   COMMON   910581108         283         4,000              Sole                   4,000
UNUMPROVIDENT CORP            COMMON   91529Y106      29,177     1,100,619              Sole               1,100,619
VERIZON COMMUNICATIONS        COMMON   92343V104       1,086        22,888              Sole                  22,888
VICTORY CONVERT.
SECURITIES FD                 MUTUAL   926464538       1,270       109,318              Sole                 109,318
VICTORY CONVERT.
SECURITIES FD                 MUTUAL   926464538         239        20,607              Sole                  20,607
VICTORY DIVERSIFIED STK FD
CL                            MUTUAL   926464603       1,808       125,849              Sole                 125,849
VICTORY REAL ESTATE
INVESTMENT                    MUTUAL   926464579         332        26,006              Sole                  26,006
WACHOVIA CORPORATION          COMMON   929903102         719        22,919              Sole                  22,919
WASHINGTON MUTUAL INC         COMMON   939322103      11,932       364,902              Sole                 364,902
WASHINGTON POST CO CL B       COMMON   939640108         901         1,700              Sole                   1,700
WISCONSIN ENERGY CORP.        COMMON   976657106      22,420       993,800              Sole                 993,800
XL CAPITAL LTD                COMMON   G98255105       3,106        33,999              Sole                  33,999
ZIMMER HOLDINGS INC           COMMON   98956P102          13           441              Sole                     441